Property and Equipment	3 Months Ended
Mar. 31, 2018
Property and Equipment [Abstract]
Property and Equipment

NOTE 5 - Property and Equipment

For the three months ended March 31, 2018 and the years ended December 31, 2017 and 2016, the changes in cost of property and equipment were as follows:

	Computer software and equipment	Furniture and fixture		Satellite Equipment	Total
January 1, 2016	$92,285	$3,393		$-	$95,678
Addition	26,626	6,613		-	33,239
December 31, 2016	118,911	10,006		-	128,917
Addition	992	-		275,410	276,402
December 31, 2017	119,903	10,006		275,410	405,319
Addition	2,182		_	-	2,182
March 31, 2018	$122,085	$10,006		$274,410	$407,501

As of December 31, 2016, construction in progress of $3,660,000 was the payment for the construction of ground station equipment relating to satellite communication system and in-flight system for the Company’s internal use. In 2017, one of the purchase contracts related to onboard equipment became undeliverable. Therefore, the Company reclassified the relevant payment of $410,000 recorded under construction in progress to other receivable. As a result, the balance of construction in progress was reduced to $3,250,000 as of December 31, 2017. For the three months ended March 31, 2018, the Company made additional payments for the expenditure of construction in progress. As of March 31, 2018, the balance of construction in progress was $3,254,170.

For the three months ended March 31, 2018 and the years ended December 31, 2017 and 2016, the changes in accumulated depreciation for property and equipment were as follows:

	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2016	$12,082	$283	$-	$12,365
Addition	27,522	3,938	-	31,460
December 31, 2016	39,604	4,221	-	43,825
Addition	17,159	1,997	37,611	56,767
December 31, 2017	56,763	6,218	37,611	100,592
Addition	6,275	477	12,438	19,190
March 31, 2018	$63,038	$6,695	$50,049	$119,782